Employee Cost - Summary of Amount Recognized in Other Comprehensive Income for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Remeasurements (gains) / losses
Total recognised in other comprehensive income	$ (24.1)	₨ (1,980.0)	₨ 70,834.7	₨ (72,858.7)
Jaguar Land Rover Pension plan [member]
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	0.1	5.8	1,045.6	(2,035.0)
Actuarial (gains) / losses arising from changes in financial assumptions	(2,777.6)	(228,239.2)	(71,812.3)	84,311.8
Actuarial (gains) / losses arising from changes in experience adjustments	183.8	15,099.7	(274.9)	(7,263.6)
Return on plan assets, (excluding amount included in net Interest expense)	2,611.3	214,573.0	(927.5)	(2,151.0)
Total recognised in other comprehensive income	17.6	1,439.3	(71,969.1)	72,862.2
Total recognized in income statement and statement of other comprehensive income	$ (76.2)	₨ (6,275.9)	₨ (56,811.8)	₨ 88,900.8